Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of June 30, 2017 and December 31, 2016:

	2017	2016
Accounts receivable	$1,315,042	$40,075
Less: Allowance for doubtful accounts	-	-
	$1,315,042	$40,075

	2016	2015
Accounts receivable	$40,075	$-
Less: Allowance for doubtful accounts	-	-
	$40,075	$-